Employee Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Schedule of employee benefits
The Group has various defined contribution benefit plans, primarily consisting of the plans in Sweden, for which its employees participate.

Amounts in thousands USD	for the year ended December 31, 2022	for the year ended December 31, 2021	for the year ended December 31, 2020
Salaries and wages	$47,478	$32,307	$15,269
Share-based payments	8,047	2,524
Social security costs	11,337	6,148	2,935
Pension costs - defined contribution plans	4,390	2,685	1,588
Total employee benefits cost	$71,252	$43,664	$19,792